Supplemental Schedule of Delinquent Participant Contributions (Detail) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 46,597
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	46,597 [1]
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 0

[1]	Represents delinquent participant contributions and loan repayments from 2025 pay periods corrected in 2026.